LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Details) $ in Thousands				3 Months Ended	4 Months Ended		12 Months Ended
	Feb. 09, 2022 Building	Feb. 12, 2019 USD ($)	Dec. 01, 2017 USD ($) Vessel	Apr. 12, 2022 USD ($) Vessel	May 11, 2022 USD ($) Vessel shares	Apr. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) Building Lender Vessel	Dec. 31, 2020 USD ($) Vessel Building	Feb. 14, 2022 USD ($)	Dec. 16, 2020 USD ($)
Line of Credit Facility [Abstract]
Number of lenders | Lender							2
Current portion of long-term debt							$ 37,547	$ 22,094
Vessel held for sale							$ 14,960	0
Number of new buildings | Building							2
Number of Vessels Sold | Vessel							1
Proceeds from vessels sold							$ 14,300
Contractual Obligation [Abstract]
2022							25,132
2023							25,516
2024							198,650
2025							9,534
2026							9,974
More than 5 years							58,593
Total							$ 327,400
Subsequent Event [Member]
Line of Credit Facility [Abstract]
Number of new buildings | Building	2
Number of Vessels Sold | Vessel				3
Proceeds from vessels sold				$ 46,400
2019 Senior Secured Credit Facility [Member]
Line of Credit Facility [Abstract]
Number of vessels used as collateral | Vessel							19
Debt instrument term							5 years
Maximum borrowing capacity		$ 306,100
Loan amortizing, maturity period							20 years
Maturity date							Feb. 28, 2024
Discretionary excess cash mechanism for the lender that equals to net earnings from collateral vessels		50.00%
Deferred financing costs		$ 13,000					$ 2,300	2,400
Deferred finance costs, non-cash portion		6,100
Debt covenants, minimum liquidity		$ 30,000
Debt covenants percentage in loan-to-vessel ratio		70.00%					45.00%
Drawn amount							$ 223,100	253,900
Current portion of long-term debt							29,500	14,400
Repayment of debt							30,800
Vessel held for sale							$ 14,900
2019 Senior Secured Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Drawn amount						$ 174,500
Repayment of debt						$ 48,700
$30 Million Accordion Loan [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity										$ 30,000
Maturity date							Feb. 28, 2024
Financing of 2018-built Vessels [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel			3
Deferred financing costs			$ 2,300
Drawn amount							$ 104,300	112,200
Percentage of purchase price expected to pay by lending provider			77.50%
Term of bareboat charter agreement							10 years
Obligation to purchase the vessels			$ 13,600
First flexibility period to purchase the vessels							60 months
Second flexibility period to purchase the vessels							84 months
Minimum value adjusted equity			$ 175,000
Minimum value adjusted equity ratio			25.00%
Minimum liquidity value			$ 20,000
Long term debt current							$ 8,100	$ 7,700
Contractual Obligation [Abstract]
2022							8,327
2023							8,711
2024							9,138
2025							9,534
2026							9,974
More than 5 years							58,593
Total							104,278
Financing of 2018-built Vessels [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Interest rate			4.75%
Financing of 2018-built Vessels [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Interest rate			4.82%
2019 Senior Secured Credit Facility including $30 mill Accordion Loan [Member]
Contractual Obligation [Abstract]
2022							16,805
2023							16,805
2024							189,512
2025							0
2026							0
More than 5 years							0
Total							223,122
Financing of 2022 Newbuildings [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel								2
Deferred financing costs							1,000
Debt covenants, minimum liquidity							$ 30,000
Percentage of purchase price expected to pay by lending provider								80.00%
Term of bareboat charter agreement							10 years
First flexibility period to purchase the vessels							60 months
Second flexibility period to purchase the vessels							84 months
Minimum liquidity value								$ 20,000
Number of new buildings | Building								2
Debt							$ 0
Financing of 2022 Newbuildings [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Payment for pre-delivery instalments to yard					$ 22,000
Common shares issued and sold (in shares) | shares					7,213,676
At-the-market offering of common Stock									$ 60,000
Gross amount of at-the-market offering of common stock					$ 16,800
Remaining available proceeds from offering					$ 43,200
Number of Vessels Sold | Vessel					3
Proceeds from vessels sold				$ 43,800	$ 43,800